Revenue from Contracts with Customers Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Table 20.1 presents our year ended December 31, 2017, revenue by operating segment given our current accounting policies. For additional description of our operating segments, including additional financial information and the underlying management accounting process, see Note 25 (Operating Segments) to Financial Statements in this Report.
We will reflect the adoption of Accounting Standards Update (ASU) 2014-09 – Revenue from Contracts with Customers (“the new revenue guidance”) in first quarter 2018 and will include additional disaggregation of specific categories of revenue.

Table 20.1: Revenue by Operating Segment

	Year ended December 31, 2017
(in millions)	Community Banking	Wholesale Banking	Wealth and Investment Management	Other (2)	Consolidated Company
Net interest income (1)	30,365	16,967	4,493	(2,268)	49,557
Noninterest income:
Service charges on deposit accounts	2,905	2,205	17	(16)	5,111
Trust and investment fees:
Brokerage advisory, commissions and other fees	1,831	303	9,072	(1,848)	9,358
Trust and investment management	889	524	2,877	(918)	3,372
Investment banking	(60)	1,827	(2)	—	1,765
Total trust and investment fees	2,660	2,654	11,947	(2,766)	14,495
Card fees	3,613	345	6	(4)	3,960
Other fees:
Charges and fees on loans (1)	307	956	4	(4)	1,263
Cash network fees	498	8	—	—	506
Commercial real estate brokerage commissions	—	461	1	—	462
Letters of credit fees (1)	5	300	4	(4)	305
Wire transfer and other remittance fees	240	204	8	(4)	448
All other fees (1)	447	125	1	—	573
Total other fees	1,497	2,054	18	(12)	3,557
Mortgage banking (1)	3,895	458	(10)	7	4,350
Insurance (1)	98	913	88	(50)	1,049
Net gains from trading activities (1)	59	700	294	—	1,053
Net gains (losses) on debt securities (1)	709	(232)	2	—	479
Net gains from equity investments (1)	1,144	117	7	—	1,268
Lease income (1)	—	1,907	—	—	1,907
Other income of the segment (1)	1,762	85	64	(308)	1,603
Total noninterest income	18,342	11,206	12,433	(3,149)	38,832
Revenue	48,707	28,173	16,926	(5,417)	88,389

(1)
Most of our revenue is not within the scope of Accounting Standards Update (ASU) 2014-09 – Revenue from Contracts with Customers, and additional details are included in other footnotes to our financial statements. The scope explicitly excludes net interest income as well as many other revenues for financial assets and liabilities, including loans, leases, securities, and derivatives.

(2)
Includes the elimination of certain items that are included in more than one business segment, substantially all of which represents products and services for WIM customers served through Community Banking distribution channels.